American Funds Strategic Bond FundSM
Investment portfolio
March 31, 2021
unaudited
Bonds, notes & other debt instruments 92.94% U.S. Treasury bonds & notes 43.43% U.S. Treasury 28.65%	Principal amount (000)	Value (000)
U.S. Treasury 0.125% 2022	$200,000	$200,078
U.S. Treasury 1.50% 2022	4,000	4,076
U.S. Treasury 1.50% 2024	97	100
U.S. Treasury 2.25% 2024	1,224	1,294
U.S. Treasury 0.25% 2025	102,217	99,724
U.S. Treasury 0.375% 2025	176,000	171,912
U.S. Treasury 0.375% 2025	96,000	93,916
U.S. Treasury 0.50% 2025[1]	144,338	143,440
U.S. Treasury 0.375% 2026	180,000	175,553
U.S. Treasury 1.625% 2026	385	397
U.S. Treasury 1.75% 2026	24,924	25,796
U.S. Treasury 1.875% 2026	2,093	2,186
U.S. Treasury 1.875% 2026	566	592
U.S. Treasury 0.50% 2027[1]	72,000	68,963
U.S. Treasury 3.125% 2028	205	229
U.S. Treasury 4.375% 2039[1]	209,700	280,865
U.S. Treasury 1.125% 2040	45,000	36,652
U.S. Treasury 1.375% 2050[1]	507,700	396,864
U.S. Treasury 1.625% 2050[1]	99,000	82,626
		1,785,263
U.S. Treasury inflation-protected securities 14.78%
U.S. Treasury Inflation-Protected Security 0.125% 2030[2]	127,514	138,551
U.S. Treasury Inflation-Protected Security 0.125% 2030[1,2]	115,127	124,714
U.S. Treasury Inflation-Protected Security 0.125% 2031[1,2]	416,059	448,621
U.S. Treasury Inflation-Protected Security 0.25% 2050[2]	3,318	3,482
U.S. Treasury Inflation-Protected Security 0.125% 2051[2]	202,865	205,271
		920,639
Total U.S. Treasury bonds & notes		2,705,902
Corporate bonds, notes & loans 30.10% Energy 5.10%
Apache Corp. 4.625% 2025	5,395	5,565
Apache Corp. 4.25% 2030	495	483
Apache Corp. 5.35% 2049	350	335
Canadian Natural Resources Ltd. 2.95% 2023	325	337
Canadian Natural Resources Ltd. 3.85% 2027	2,000	2,167
Canadian Natural Resources Ltd. 2.95% 2030	6,455	6,446
Cenovus Energy Inc. 5.375% 2025	1,980	2,227
Cenovus Energy Inc. 5.25% 2037	523	566
Cenovus Energy Inc. 5.40% 2047	364	406
Cheniere Energy Partners, LP 4.00% 2031[3]	4,790	4,880
Cheniere Energy, Inc. 3.70% 2029	4,974	5,252
Chesapeake Energy Corp. 5.50% 2026[3]	1,800	1,877
Chesapeake Energy Corp. 5.875% 2029[3]	1,550	1,646
American Funds Strategic Bond Fund — Page 1 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Chevron Corp. 2.236% 2030	$3,290	$3,276
Chevron Corp. 3.078% 2050	1,181	1,132
Comstock Resources, Inc. 9.75% 2026	3,325	3,612
Diamondback Energy, Inc. 4.75% 2025	6,700	7,494
Enbridge Energy Partners, LP 5.875% 2025	155	183
Enbridge Energy Partners, LP 7.375% 2045	318	451
Energean Israel Finance Ltd. 4.50% 2024[3]	2,395	2,413
Energean Israel Finance Ltd. 5.875% 2031[3]	2,765	2,765
Energy Transfer Operating, LP 2.90% 2025	3,201	3,334
Energy Transfer Operating, LP 3.75% 2030	6,403	6,609
Energy Transfer Partners, LP 6.125% 2045	1,170	1,350
Energy Transfer Partners, LP 5.30% 2047	647	685
Energy Transfer Partners, LP 6.00% 2048	352	405
Energy Transfer Partners, LP 6.25% 2049	1,000	1,176
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[4]	2,700	2,400
Enterprise Products Operating LLC 2.80% 2030	1,319	1,363
Enterprise Products Operating LLC 3.20% 2052	1,697	1,552
EOG Resources, Inc. 4.375% 2030	251	289
EQM Midstream Partners, LP 6.00% 2025[3]	7,200	7,758
EQM Midstream Partners, LP 6.50% 2027[3]	3,620	3,941
EQM Midstream Partners, LP 4.50% 2029[3]	2,555	2,495
EQM Midstream Partners, LP 4.75% 2031[3]	2,850	2,768
EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[4]	2,000	2,305
EQT Corp. 3.90% 2027	2,500	2,555
EQT Corp. 5.00% 2029	980	1,051
Equinor ASA 3.70% 2050	1,217	1,297
Exxon Mobil Corp. 4.227% 2040	1,200	1,352
Exxon Mobil Corp. 3.452% 2051	1,229	1,243
Gray Oak Pipeline, LLC 2.60% 2025[3]	4,442	4,512
Guara Norte SARL 5.198% 2034[3]	10,604	10,416
Hilcorp Energy I, LP 5.75% 2029[3]	1,285	1,299
Hilcorp Energy I, LP 6.00% 2031[3]	865	880
Kinder Morgan, Inc. 2.00% 2031	5,000	4,657
Kinder Morgan, Inc. 5.20% 2048	1,044	1,194
Kinder Morgan, Inc. 3.25% 2050	3,345	2,938
Leviathan Bond Ltd. 5.75% 2023[3]	3,410	3,579
Leviathan Bond Ltd. 6.75% 2030[3]	3,245	3,573
Magellan Midstream Partners, LP 3.95% 2050	12,500	12,335
Marathon Oil Corp. 4.40% 2027	1,175	1,294
MPLX LP 1.75% 2026	5,933	5,946
MPLX LP 2.65% 2030	6,409	6,288
MPLX LP 5.50% 2049	1,750	2,059
Murphy Oil Corp. 5.875% 2027	1,965	1,928
MV24 Capital BV 6.748% 2034	7,068	7,357
MV24 Capital BV 6.748% 2034[3]	1,358	1,413
Neptune Energy Group Holdings Ltd. 6.625% 2025[3]	2,775	2,792
New Fortress Energy Inc. 6.50% 2026[3]	6,985	7,055
NGL Energy Operating LLC 7.50% 2026[3]	12,925	13,305
Occidental Petroleum Corp. 3.20% 2026	329	316
Occidental Petroleum Corp. 3.50% 2029	2,236	2,101
ONEOK, Inc. 5.85% 2026	6,334	7,423
ONEOK, Inc. 4.00% 2027	395	429
ONEOK, Inc. 4.55% 2028	130	143
ONEOK, Inc. 4.35% 2029	230	251
American Funds Strategic Bond Fund — Page 2 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 3.10% 2030	$1,788	$1,803
ONEOK, Inc. 6.35% 2031	6,154	7,741
ONEOK, Inc. 4.95% 2047	402	422
ONEOK, Inc. 5.20% 2048	4,988	5,465
ONEOK, Inc. 7.15% 2051	2,610	3,529
Petrobras Global Finance Co. 5.093% 2030	1,118	1,163
Petrobras Global Finance Co. 5.60% 2031	4,000	4,223
Petrobras Global Finance Co. 7.25% 2044	300	344
Petrobras Global Finance Co. 6.75% 2050	5,680	6,073
Petróleos Mexicanos 6.875% 2025[3]	25,000	27,114
Petróleos Mexicanos 4.50% 2026	2,188	2,176
Petróleos Mexicanos 5.95% 2031	625	601
Petróleos Mexicanos 7.69% 2050	2,300	2,132
Pioneer Natural Resources Company 1.90% 2030	6,555	6,089
Range Resources Corp. 9.25% 2026	4,000	4,351
Rattler Midstream Partners LP 5.625% 2025[3]	1,165	1,219
Sabine Pass Liquefaction, LLC 4.50% 2030	6,850	7,701
Southwestern Energy Co. 7.50% 2026	1,000	1,060
Southwestern Energy Co. 8.375% 2028	1,035	1,138
Sunoco Logistics Operating Partners, LP 5.40% 2047	1,090	1,179
Sunoco LP 4.50% 2029[3]	2,595	2,590
Targa Resources Partners LP 5.375% 2027	5,400	5,613
Targa Resources Partners LP 4.875% 2031[3]	3,290	3,339
Teekay Corp. 9.25% 2022[3]	790	796
TransCanada PipeLines Ltd. 4.10% 2030	3,057	3,411
Western Midstream Operating, LP 4.35% 2025[4]	1,532	1,588
Western Midstream Operating, LP 5.30% 2030[4]	1,101	1,197
Western Midstream Operating, LP 6.50% 2050[4]	2,539	2,750
Williams Companies, Inc. 3.50% 2030	4,354	4,621
Williams Partners LP 6.30% 2040	576	742
Williams Partners LP 5.10% 2045	384	441
		317,535
Consumer discretionary 3.66%
Affinity Gaming 6.875% 2027[3]	3,000	3,167
Bayerische Motoren Werke AG 3.90% 2025[3]	5,300	5,848
Bayerische Motoren Werke AG 2.55% 2031[3]	2,600	2,610
Booking Holdings Inc. 4.625% 2030	4,000	4,665
Boyd Gaming Corp. 8.625% 2025[3]	3,625	4,036
Boyd Gaming Corp. 4.75% 2027	2,300	2,349
Burger King Corp. 5.75% 2025[3]	3,200	3,405
Caesars Entertainment, Inc. 6.25% 2025[3]	2,795	2,983
Caesars Resort Collection, LLC 5.75% 2025[3]	2,705	2,858
Carnival Corp. 11.50% 2023[3]	5,485	6,295
Carnival Corp. 10.50% 2026[3]	4,380	5,157
Carvana Co. 5.50% 2027[3]	3,275	3,300
Cirsa Gaming Corp. SA 7.875% 2023[3]	7,070	7,189
Fertitta Entertainment, Inc. 6.75% 2024[3]	5,435	5,503
Ford Motor Credit Company LLC 4.00% 2030	5,725	5,686
Full House Resorts Inc. 8.25% 2028[3]	1,835	1,959
General Motors Company 6.80% 2027	1,882	2,337
Hanesbrands Inc. 5.375% 2025[3]	1,411	1,495
Hilton Worldwide Holdings Inc. 4.00% 2031[3]	4,485	4,493
Home Depot, Inc. 2.95% 2029	1,435	1,523
American Funds Strategic Bond Fund — Page 3 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyatt Hotels Corp. 5.375% 2025	$3,800	$4,268
International Game Technology PLC 5.25% 2029[3]	5,600	5,850
Marriott International, Inc. 5.75% 2025	1,222	1,403
Marriott International, Inc. 2.85% 2031	13,790	13,546
McDonald’s Corp. 3.625% 2049	979	1,025
McDonald’s Corp. 4.20% 2050	2,259	2,572
Melco International Development Ltd. 5.375% 2029[3]	8,245	8,779
MercadoLibre, Inc. 2.375% 2026	4,255	4,231
MercadoLibre, Inc. 3.125% 2031	1,275	1,216
MGM Growth Properties LLC 3.875% 2029[3]	6,800	6,786
MGM Resorts International 6.00% 2023	1,900	2,038
MGM Resorts International 6.75% 2025	3,500	3,777
Mohegan Gaming & Entertainment 8.00% 2026[3]	20,000	20,175
NCL Corp. Ltd. 5.875% 2026[3]	5,600	5,664
Nissan Motor Co., Ltd. 4.81% 2030[3]	6,600	7,247
Nordstrom, Inc. 4.25% 2031[3]	6,000	6,008
Norwegian Cruise Line Holdings Ltd. 10.25% 2026[3]	7,115	8,366
Party City Holdings Inc. 6.625% 2026[3]	560	489
Party City Holdings Inc. 8.75% 2026[3]	210	217
Real Hero Merger Sub 2, Inc. 6.25% 2029[3]	975	1,008
Royal Caribbean Cruises Ltd. 10.875% 2023[3]	4,955	5,709
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,600	5,783
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[3]	3,195	3,562
Sands China Ltd. 4.60% 2023	3,270	3,505
Sands China Ltd. 5.40% 2028	3,250	3,721
Scientific Games Corp. 8.25% 2026[3]	4,045	4,345
Toyota Motor Credit Corp. 3.375% 2030	2,865	3,113
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[3]	955	957
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[3]	860	869
Viking Cruises Ltd. 13.00% 2025[3]	1,810	2,131
Wyndham Worldwide Corp. 4.375% 2028[3]	3,340	3,385
Wynn Resorts Ltd. 7.75% 2025[3]	775	841
Wynn Resorts Ltd. 5.125% 2029[3]	6,100	6,251
YUM! Brands, Inc. 7.75% 2025[3]	2,003	2,193
		227,888
Health care 3.55%
AbbVie Inc. 2.60% 2024	3,800	4,014
AbbVie Inc. 2.95% 2026	2,516	2,681
AbbVie Inc. 4.25% 2049	1,312	1,487
AmerisourceBergen Corp. 2.70% 2031	9,250	9,241
AstraZeneca PLC 3.375% 2025	3,600	3,921
Avantor Funding, Inc. 4.625% 2028[3]	5,785	6,049
Bausch Health Companies Inc. 9.25% 2026[3]	6,930	7,687
Bausch Health Companies Inc. 5.00% 2029[3]	5,100	5,074
Bayer US Finance II LLC 4.375% 2028[3]	1,450	1,639
Baylor Scott & White Holdings 0.827% 2025	5,463	5,362
Baylor Scott & White Holdings 1.777% 2030	19,087	18,188
Boston Scientific Corp. 1.90% 2025	1,529	1,571
Boston Scientific Corp. 3.75% 2026	395	436
Boston Scientific Corp. 2.65% 2030	4,700	4,749
Centene Corp. 4.25% 2027	3,335	3,512
Centene Corp. 4.625% 2029	2,990	3,240
Centene Corp. 3.00% 2030	3,625	3,624
American Funds Strategic Bond Fund — Page 4 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Change Healthcare Holdings, LLC 5.75% 2025[3]	$9,000	$9,185
Charles River Laboratories International, Inc. 3.75% 2029[3]	1,545	1,549
Charles River Laboratories International, Inc. 4.00% 2031[3]	2,615	2,662
Cigna Corp. 2.375% 2031	15,321	15,083
Community Health Systems Inc. 5.625% 2027[3]	2,920	3,062
Community Health Systems Inc. 6.00% 2029[3]	3,690	3,907
Concordia International Corp. 8.00% 2024	403	412
CVS Health Corp. 1.75% 2030	1,865	1,742
CVS Health Corp. 3.75% 2030	2,135	2,332
CVS Health Corp. 4.25% 2050	1,064	1,196
Emergent BioSolutions Inc. 3.875% 2028[3]	935	916
Encompass Health Corp. 4.625% 2031	2,495	2,585
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[3]	4,300	3,487
Endo International PLC 5.875% 2024[3]	625	630
Endo Luxembourg Finance Co I SARL / Endo US Inc. 6.125% 2029[3]	2,725	2,752
HCA Inc. 3.50% 2030	3,300	3,332
HCA Inc. 5.25% 2049	2,300	2,821
Jaguar Holding Co. II 5.00% 2028[3]	4,000	4,171
LifePoint Health, Inc. 6.75% 2025[3]	2,500	2,663
Molina Healthcare, Inc. 4.375% 2028[3]	8,290	8,538
Molina Healthcare, Inc. 3.875% 2030[3]	1,665	1,717
Par Pharmaceutical Inc. 7.50% 2027[3]	3,000	3,186
Radiology Partners, Inc. 9.25% 2028[3]	665	726
Regeneron Pharmaceuticals, Inc. 1.75% 2030	3,224	2,985
Regeneron Pharmaceuticals, Inc. 2.80% 2050	2,812	2,442
Sutter Health 1.321% 2025	6,000	5,988
Syneos Health, Inc. 3.625% 2029[3]	1,930	1,881
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	403	478
Team Health Holdings, Inc. 6.375% 2025[3]	1,475	1,307
Tenet Healthcare Corp. 7.50% 2025[3]	3,000	3,243
Tenet Healthcare Corp. 5.125% 2027[3]	4,100	4,298
Tenet Healthcare Corp. 6.125% 2028[3]	2,900	3,031
Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,585	4,570
Teva Pharmaceutical Finance Co. BV 6.00% 2024	5,710	6,094
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,750	1,937
Teva Pharmaceutical Finance Co. BV 3.15% 2026	7,300	6,990
Teva Pharmaceutical Finance Co. BV 6.75% 2028	3,900	4,389
Valeant Pharmaceuticals International, Inc. 8.50% 2027[3]	700	778
West Virginia United Health System Obligated Group 3.129% 2050	2,775	2,650
Zoetis Inc. 2.00% 2030	7,000	6,753
		220,943
Financials 2.95%
Advisor Group Holdings, LLC 6.25% 2028[3]	2,500	2,622
AG Merger Sub II, Inc. 10.75% 2027[3]	2,500	2,805
Alliant Holdings Intermediate, LLC 6.75% 2027[3]	3,000	3,198
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 2025[3]	5,250	5,904
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[4]	5,000	5,043
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]	11,400	10,737
Bank of America Corp. 2.831% 2051 (USD-SOFR + 1.88% on 10/24/2050)[4]	4,861	4,472
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[4]	4,375	4,674
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[4]	3,550	4,056
American Funds Strategic Bond Fund — Page 5 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Commonwealth Bank of Australia 2.688% 2031[3]	$6,975	$6,782
Compass Diversified Holdings 8.00% 2026[3]	5,000	5,233
Compass Diversified Holdings 5.25% 2029[3]	5,280	5,542
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,4]	10,225	11,136
Danske Bank AS 3.875% 2023[3]	4,600	4,928
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[4]	1,995	2,049
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[4]	9,425	9,455
FS Energy and Power Fund 7.50% 2023[3]	4,098	4,129
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	1,070	1,173
Goldman Sachs Group, Inc. 2.60% 2030	7,915	8,017
Intercontinental Exchange, Inc. 2.65% 2040	5,700	5,289
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[4]	10,000	10,291
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[4]	3,816	3,811
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[4]	9,675	9,178
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[4]	3,600	3,532
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[4]	5,000	5,113
Ladder Capital Corp. 4.25% 2027[3]	6,000	5,925
LPL Financial Holdings Inc. 4.625% 2027[3]	1,505	1,566
LPL Financial Holdings Inc. 4.00% 2029[3]	3,900	3,934
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	3,675	3,879
National Financial Partners Corp. 6.875% 2028[3]	3,685	3,828
Navient Corp. 6.75% 2026	6,400	6,950
New York Life Insurance Company 3.75% 2050[3]	1,333	1,414
Travelers Companies, Inc. 2.55% 2050	361	324
UBS Group AG 4.375% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2026)[3,4]	5,375	5,316
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[4]	2,850	2,978
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[4]	1,650	1,770
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[4]	4,114	4,140
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[4]	2,200	2,826
		184,019
Materials 2.88%
Air Products and Chemicals, Inc. 2.05% 2030	2,046	2,015
Air Products and Chemicals, Inc. 2.80% 2050	1,322	1,226
Anglo American Capital PLC 5.375% 2025[3]	919	1,048
Anglo American Capital PLC 5.625% 2030[3]	6,000	7,177
Ardagh Packaging Finance 5.25% 2025[3]	1,887	1,986
Axalta Coating Systems LLC 4.75% 2027[3]	4,000	4,186
Ball Corp. 2.875% 2030	18,000	17,361
Braskem Idesa SAPI 7.45% 2029[3]	3,573	3,555
Braskem Idesa SAPI 7.45% 2029	3,000	2,985
Braskem SA 4.50% 2030[3]	1,650	1,660
Braskem SA 5.875% 2050[3]	2,700	2,717
Cleveland-Cliffs Inc. 9.875% 2025[3]	643	754
Consolidated Energy Finance SA 6.50% 2026[3]	2,235	2,229
CVR Partners, LP 9.25% 2023[3]	21,840	22,058
Dow Chemical Co. 5.55% 2048	1,800	2,372
First Quantum Minerals Ltd. 6.50% 2024[3]	2,850	2,898
First Quantum Minerals Ltd. 6.875% 2026[3]	800	830
First Quantum Minerals Ltd. 6.875% 2027[3]	6,500	6,979
FXI Holdings, Inc. 7.875% 2024[3]	2,000	2,065
FXI Holdings, Inc. 12.25% 2026[3]	3,781	4,326
Hexion Inc. 7.875% 2027[3]	5,629	6,063
American Funds Strategic Bond Fund — Page 6 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
LSB Industries, Inc. 9.625% 2023[3]	$6,930	$7,130
LYB International Finance III, LLC 2.25% 2030	8,415	8,130
LYB International Finance III, LLC 4.20% 2050	2,800	3,020
LYB International Finance III, LLC 3.625% 2051	8,366	8,264
Mercer International Inc. 5.125% 2029[3]	3,195	3,314
Methanex Corp. 5.125% 2027	3,850	3,941
Newcrest Finance Pty Ltd. 3.25% 2030[3]	2,719	2,851
Newcrest Finance Pty Ltd. 4.20% 2050[3]	1,807	1,965
Nova Chemicals Corp. 5.25% 2027[3]	6,050	6,356
Nutrition & Biosciences, Inc. 2.30% 2030[3]	8,800	8,537
Nutrition & Biosciences, Inc. 3.468% 2050[3]	4,400	4,321
Olin Corp. 5.00% 2030	4,500	4,724
Tronox Ltd. 4.625% 2029[3]	9,435	9,459
Vale Overseas Ltd. 3.75% 2030	5,352	5,596
Valvoline Inc. 3.625% 2031[3]	3,665	3,551
Warrior Met Coal, Inc. 8.00% 2024[3]	411	422
Westlake Chemical Corp. 5.00% 2046	1,095	1,289
Westlake Chemical Corp. 4.375% 2047	230	250
		179,610
Industrials 2.72%
Allison Transmission Holdings, Inc. 3.75% 2031[3]	4,575	4,441
American Airlines, Inc. 5.75% 2029[3]	8,000	8,519
Avis Budget Car Rental, LLC 5.75% 2027[3]	5,340	5,575
Avis Budget Group, Inc. 5.375% 2029[3]	4,030	4,176
Boeing Company 4.875% 2025	162	181
Boeing Company 5.15% 2030	566	653
Boeing Company 3.625% 2031	3,146	3,295
Boeing Company 3.60% 2034	1,460	1,463
Bombardier Inc. 7.875% 2027[3]	3,000	2,947
Booz Allen Hamilton Inc. 3.875% 2028[3]	2,585	2,603
Burlington Northern Santa Fe LLC 3.30% 2051	13,321	13,399
BWX Technologies, Inc. 4.125% 2028[3]	4,760	4,834
Canadian Pacific Railway Ltd. 2.05% 2030	2,000	1,936
Carrier Global Corp. 2.242% 2025	943	977
Carrier Global Corp. 2.493% 2027	780	806
Carrier Global Corp. 3.377% 2040	1,028	1,028
Carrier Global Corp. 3.577% 2050	893	879
CP Atlas Buyer, Inc. 7.00% 2028[3]	950	1,000
CSX Corp. 2.40% 2030	2,228	2,245
CSX Corp. 3.80% 2050	546	581
Dun & Bradstreet Corp. 6.875% 2026[3]	865	925
Dun & Bradstreet Corp. 10.25% 2027[3]	3,816	4,269
F-Brasile SpA 7.375% 2026[3]	526	530
General Electric Co. 3.625% 2030	9,010	9,712
General Electric Co. 4.25% 2040	450	495
General Electric Co. 4.35% 2050	3,290	3,661
GFL Environmental Inc. 3.75% 2025[3]	7,700	7,830
Rolls-Royce PLC 5.75% 2027[3]	10,265	10,935
Roper Technologies, Inc. 1.75% 2031	23,000	21,377
SkyMiles IP Ltd. 4.50% 2025[3]	4,500	4,806
SkyMiles IP Ltd. 4.75% 2028[3]	2,760	3,004
SkyMiles IP Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 4.75% 2027[5,6]	3,000	3,155
TransDigm Inc. 6.25% 2026[3]	3,000	3,184
American Funds Strategic Bond Fund — Page 7 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
TransDigm Inc. 5.50% 2027	$5,000	$5,183
Uber Technologies, Inc. 8.00% 2026[3]	1,400	1,518
Union Pacific Corp. 3.95% 2059	3,000	3,246
United Airlines Holdings, Inc. 6.50% 2027[3]	3,905	4,286
Vertical Holdco GMBH 7.625% 2028[3]	1,600	1,723
Vertical U.S. Newco Inc. 5.25% 2027[3]	2,625	2,753
Wesco Aircraft Holdings, Inc. 8.50% 2024[3]	2,373	2,372
WESCO Distribution, Inc. 7.125% 2025[3]	5,835	6,388
WESCO Distribution, Inc. 7.25% 2028[3]	6,085	6,802
		169,692
Information technology 2.71%
Adobe Inc. 1.90% 2025	737	762
Adobe Inc. 2.15% 2027	1,332	1,376
Adobe Inc. 2.30% 2030	2,238	2,265
Apple Inc. 2.375% 2041	12,110	11,268
Apple Inc. 2.65% 2051	12,110	11,088
Austin BidCo Inc. 7.125% 2028[3]	700	714
Banff Merger Sub Inc. 9.75% 2026[3]	8,725	9,304
Black Knight Inc. 3.625% 2028[3]	4,330	4,260
Blue Yonder Group, Inc. 4.25% 2026[3]	5,475	5,692
BMC Software, Inc. 7.125% 2025[3]	2,770	2,975
Broadcom Inc. 4.75% 2029	6,000	6,753
Broadcom Inc. 5.00% 2030	5,996	6,841
Broadcom Inc. 2.45% 2031[3]	8,307	7,847
Broadcom Inc. 2.60% 2033[3]	8,550	7,973
Broadcom Inc. 3.50% 2041[3]	6,686	6,413
Broadcom Inc. 3.75% 2051[3]	3,441	3,296
Diebold Nixdorf, Inc. 9.375% 2025[3]	5,375	5,996
Fidelity National Information Services, Inc. 2.25% 2031	4,065	3,997
Fidelity National Information Services, Inc. 3.10% 2041	1,446	1,424
Fiserv, Inc. 3.50% 2029	2,025	2,187
Fiserv, Inc. 2.65% 2030	3,453	3,482
Fortinet, Inc. 2.20% 2031	3,855	3,740
International Business Machines Corp. 2.95% 2050	2,830	2,640
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[5,6]	1,277	1,278
Oracle Corp. 2.875% 2031	12,487	12,722
Oracle Corp. 3.60% 2050	5,000	4,852
Oracle Corp. 3.95% 2051	6,167	6,368
ServiceNow, Inc. 1.40% 2030	3,410	3,086
SK hynix, Inc. 1.50% 2026[3]	5,841	5,755
SK hynix, Inc. 2.375% 2031[3]	2,979	2,823
UKG Inc., Term Loan-B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[5,6]	4,726	4,730
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[5,6]	50	51
Unisys Corp. 6.875% 2027[3]	2,675	2,936
Veritas Holdings Ltd. 7.50% 2025[3]	11,710	12,177
		169,071
Communication services 2.39%
AT&T Inc. 4.35% 2029	1,250	1,415
AT&T Inc. 2.25% 2032	5,000	4,762
AT&T Inc. 3.30% 2052	3,000	2,707
AT&T Inc. 3.50% 2053[3]	2,942	2,724
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[3]	2,200	2,283
American Funds Strategic Bond Fund — Page 8 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[3]	$13,500	$13,547
CenturyLink, Inc. 4.00% 2027[3]	1,175	1,202
Consolidated Communications, Inc. 5.00% 2028[3]	2,800	2,829
Discovery Communications, Inc. 3.625% 2030	468	501
Discovery Communications, Inc. 4.65% 2050	562	621
Embarq Corp. 7.995% 2036	5,000	5,767
Front Range BidCo, Inc. 6.125% 2028[3]	5,000	5,140
Frontier Communications Corp. 5.00% 2028[3]	5,125	5,229
Lamar Media Corp. 4.875% 2029	3,600	3,762
Level 3 Communications, Inc. 3.875% 2029[3]	1,200	1,267
Netflix, Inc. 3.625% 2025[3]	2,225	2,376
Netflix, Inc. 5.875% 2028	3,575	4,329
Sinclair Television Group, Inc. 4.125% 2030[3]	4,525	4,369
Sprint Corp. 6.875% 2028	2,100	2,652
TEGNA Inc. 4.75% 2026[3]	3,725	3,958
T-Mobile US, Inc. 2.625% 2029	5,875	5,712
T-Mobile US, Inc. 2.55% 2031[3]	11,000	10,790
T-Mobile US, Inc. 2.875% 2031	4,875	4,718
T-Mobile US, Inc. 3.00% 2041[3]	2,753	2,560
T-Mobile US, Inc. 4.50% 2050[3]	6,800	7,644
Univision Communications Inc. 6.625% 2027[3]	7,100	7,596
Verizon Communications Inc. 2.55% 2031	12,200	12,200
Verizon Communications Inc. 3.55% 2051	20,000	20,009
Ziggo Bond Co. BV 5.125% 2030[3]	5,000	5,119
Ziggo Bond Finance BV 4.875% 2030[3]	1,425	1,459
		149,247
Consumer staples 2.13%
7-Eleven, Inc. 0.95% 2026[3]	6,625	6,458
7-Eleven, Inc. 1.30% 2028[3]	1,890	1,812
7-Eleven, Inc. 1.80% 2031[3]	12,000	11,221
7-Eleven, Inc. 2.50% 2041[3]	12,000	10,881
7-Eleven, Inc. 2.80% 2051[3]	10,835	9,723
Albertsons Companies, Inc. 3.50% 2029[3]	7,500	7,147
Altria Group, Inc. 3.40% 2030	1,572	1,647
Altria Group, Inc. 5.95% 2049	4,889	6,101
Altria Group, Inc. 3.70% 2051	9,080	8,287
Anheuser-Busch InBev NV 4.75% 2029	80	94
Anheuser-Busch InBev NV 4.60% 2048	5,305	6,088
British American Tobacco PLC 4.906% 2030	5,000	5,715
British American Tobacco PLC 2.726% 2031	5,000	4,842
British American Tobacco PLC 4.39% 2037	1,050	1,102
British American Tobacco PLC 4.54% 2047	1,650	1,664
British American Tobacco PLC 4.758% 2049	1,010	1,041
JBS Investments GmbH II 5.75% 2028[3]	2,901	3,065
JBS USA Lux SA 5.50% 2030[3]	4,000	4,435
Kraft Heinz Company 3.00% 2026	2,567	2,703
Kraft Heinz Company 3.875% 2027	2,236	2,437
Kraft Heinz Company 4.25% 2031	1,453	1,602
Kraft Heinz Company 5.50% 2050	1,177	1,444
MARB BondCo PLC 3.95% 2031[3]	3,086	2,940
NBM US Holdings, Inc. 6.625% 2029[3]	4,100	4,524
Philip Morris International Inc. 1.75% 2030	6,736	6,315
Post Holdings, Inc. 5.50% 2029[3]	4,000	4,288
American Funds Strategic Bond Fund — Page 9 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Post Holdings, Inc. 4.625% 2030[3]	$4,000	$4,015
Post Holdings, Inc. 4.50% 2031[3]	10,920	10,814
Reynolds American Inc. 5.85% 2045	105	124
		132,529
Utilities 1.24%
AEP Transmission Co. LLC 3.65% 2050	725	773
AES Corp. 3.30% 2025[3]	4,450	4,728
AES Corp. 3.95% 2030[3]	3,525	3,775
AES Corp. 2.45% 2031[3]	7,500	7,177
AES Panama Generation Holdings SRL 4.375% 2030[3]	2,850	2,954
Ameren Corp. 3.50% 2031	2,000	2,126
Berkshire Hathaway Energy Company 2.85% 2051	968	870
Consumers Energy Co. 3.10% 2050	857	846
Edison International 3.125% 2022	2,800	2,895
Edison International 3.55% 2024	2,200	2,366
Edison International 4.95% 2025	425	475
Edison International 4.125% 2028	2,165	2,325
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[4]	475	541
Exelon Corp. 4.05% 2030	1,950	2,175
Exelon Corp. 4.70% 2050	750	901
FirstEnergy Corp. 4.40% 2027[4]	6,150	6,618
FirstEnergy Corp. 2.65% 2030	3,712	3,536
Pacific Gas and Electric Co. 2.95% 2026	355	366
Pacific Gas and Electric Co. 3.15% 2026	104	108
Pacific Gas and Electric Co. 3.30% 2027	304	318
Pacific Gas and Electric Co. 3.30% 2027	144	150
Pacific Gas and Electric Co. 4.65% 2028	141	156
Pacific Gas and Electric Co. 4.55% 2030	1,000	1,085
Pacific Gas and Electric Co. 2.50% 2031	6,035	5,699
Pacific Gas and Electric Co. 3.25% 2031	3,350	3,342
Pacific Gas and Electric Co. 3.50% 2050	7,250	6,313
PG&E Corp. 5.00% 2028	1,995	2,110
PG&E Corp. 5.25% 2030	1,485	1,576
Public Service Electric and Gas Co. 2.45% 2030	1,625	1,644
San Diego Gas & Electric Co. 1.70% 2030	4,575	4,304
Southern California Edison Co. 2.85% 2029	1,100	1,119
Southern California Edison Co. 3.65% 2050	930	922
Southern California Edison Co., Series C, 3.60% 2045	1,009	997
Southern California Gas Company 2.55% 2030	875	881
Talen Energy Corp. 7.25% 2027[3]	845	865
		77,036
Real estate 0.51%
American Tower Corp. 2.70% 2031	4,584	4,597
Equinix, Inc. 2.625% 2024	2,226	2,347
Equinix, Inc. 2.90% 2026	883	932
Equinix, Inc. 1.55% 2028	1,635	1,564
Equinix, Inc. 3.20% 2029	798	831
Gaming and Leisure Properties, Inc. 4.00% 2030	2,000	2,084
Howard Hughes Corp. 5.375% 2028[3]	3,900	4,107
Howard Hughes Corp. 4.375% 2031[3]	4,025	3,947
Iron Mountain Inc. 5.00% 2028[3]	4,000	4,095
Iron Mountain Inc. 4.50% 2031[3]	2,495	2,470
American Funds Strategic Bond Fund — Page 10 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Kennedy-Wilson Holdings, Inc. 4.75% 2029	$2,325	$2,357
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,300	2,332
		31,663
Municipals 0.26%
Banner Health 1.897% 2031	7,500	7,140
Banner Health 2.913% 2051	10,000	9,235
		16,375
Total corporate bonds, notes & loans		1,875,608
Bonds & notes of governments & government agencies outside the U.S. 12.14%
Angola (Republic of) 9.50% 2025	5,570	5,844
Angola (Republic of) 8.00% 2029	6,000	5,647
Argentine Republic 1.00% 2029	161	58
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[4]	16,951	5,094
Belarus (Republic of) 5.875% 2026	4,700	4,522
Brazil (Federative Republic of) 6.00% 2050[2]	BRL3,505	777
Brazil (Federative Republic of) 6.00% 2055[2]	7,676	1,724
China (People’s Republic of), Series INBK, 2.85% 2027	CNY104,710	15,663
China (People’s Republic of), Series IMBK, 3.28% 2027	365,910	56,186
China (People’s Republic of), Series INBK, 2.68% 2030	940,070	137,019
China (People’s Republic of), Series INBK, 3.27% 2030	235,310	36,144
China Development Bank Corp., Series 2004, 3.43% 2027	95,810	14,544
China Development Bank Corp., Series 1805, 4.04% 2028	383,170	60,121
China Development Bank Corp., Series 1805, 4.88% 2028	209,020	34,467
Costa Rica (Republic of) 4.375% 2025	$2,966	2,951
Costa Rica (Republic of) 6.125% 2031	9,512	9,595
Costa Rica (Republic of) 6.125% 2031[3]	200	202
Costa Rica (Republic of) 7.00% 2044	3,573	3,466
Costa Rica (Republic of) 7.158% 2045	3,001	2,929
Dominican Republic 5.95% 2027	5,000	5,637
Dominican Republic 4.50% 2030[3]	1,467	1,485
Dominican Republic 5.30% 2041[3]	2,088	2,059
Dominican Republic 5.875% 2060[3]	465	447
Ethiopia (Federal Democratic Republic of) 6.625% 2024	6,480	5,991
European Investment Bank 0.625% 2027	15,310	14,599
Ghana (Republic of) 18.85% 2023	GHS70,000	12,569
Ghana (Republic of) 20.75% 2023	40,000	7,360
Ghana (Republic of) 19.00% 2026	100,000	17,478
Ghana (Republic of) 6.375% 2027[3]	$1,610	1,560
Greece (Hellenic Republic of) 3.45% 2024	€1,220	1,584
Greece (Hellenic Republic of) 3.375% 2025	1,480	1,957
India (Republic of) 7.61% 2030	INR367,000	5,351
India (Republic of) 7.88% 2030	333,000	4,966
Inter-American Development Bank 0.625% 2025	$13,000	12,883
Italy (Republic of) 0.10% 2023[2]	€25,777	31,231
Japan, Series 20, 0.10% 2025[2]	¥507,000	4,625
Japan Bank for International Cooperation 1.25% 2031	$11,352	10,640
Panama (Republic of) 4.50% 2056	1,475	1,618
Peru (Republic of) 2.392% 2026	1,365	1,408
Peru (Republic of) 2.783% 2031	11,165	11,204
Peru (Republic of) 2.78% 2060	17,695	14,652
Philippines (Republic of) 1.648% 2031	13,830	13,098
American Funds Strategic Bond Fund — Page 11 of 21

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Philippines (Republic of) 2.65% 2045	$7,941	$7,158
Republic of Chile 3.10% 2061	21,959	20,450
Romania 3.50% 2034	€995	1,328
Spain (Kingdom of) 1.25% 2030	12,245	15,690
Sri Lanka (Democratic Socialist Republic of) 6.35% 2024	$4,530	2,927
Sri Lanka (Democratic Socialist Republic of) 7.85% 2029	500	309
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	220	136
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	4,450	2,745
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	4,090	2,528
Turkey (Republic of) 5.875% 2031	5,900	5,351
Ukraine 7.375% 2032	5,370	5,415
United Kingdom 0.125% 2041[2]	£2,495	5,458
United Mexican States 3.25% 2030	$2,090	2,113
United Mexican States 2.659% 2031	5,405	5,111
United Mexican States 5.00% 2051	3,290	3,578
United Mexican States 3.75% 2071	8,790	7,647
United Mexican States, Series M20, 10.00% 2024	MXN1,060,000	59,300
United Mexican States, Series M, 7.50% 2027	60,000	3,130
United Mexican States, Series M, 8.00% 2047	496,456	24,940
		756,669
Asset-backed obligations 2.78%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49% 2026[7]	$7,032	7,073
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,7]	1,252	1,256
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[3,7]	7,500	7,408
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[3,7]	7,500	7,223
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,7]	3,970	4,005
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,7]	649	645
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,7]	1,680	1,710
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,7]	310	310
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,7]	13,390	13,361
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[3,7]	2,209	2,205
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[3,7]	2,854	2,852
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[3,7]	1,046	1,049
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[3,7]	1,866	1,890
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15% 2023[3,7]	532	533
CPS Auto Receivables Trust, Series 2020-B, Class B, 2.11% 2026[3,7]	650	659
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[3,7]	518	538
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[3,7]	378	406
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 2027[7]	6,743	6,971
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[3,7]	1,438	1,443
Drivetime Auto Owner Trust, Series 2020-2A, Class B, 2.08% 2026[3,7]	1,691	1,724
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[3,7]	915	960
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[3,7]	200	217
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[3,7]	5,203	5,159
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[3,7]	1,800	1,804
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 2024[3,7]	1,355	1,373
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[3,7]	5,705	5,881
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[3,7]	895	931
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[3,7]	520	562
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,7]	23,382	23,186
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,7]	2,467	2,659
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[3,7]	2,207	2,181
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,7]	4,327	4,344
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[3,7]	1,188	1,186
American Funds Strategic Bond Fund — Page 12 of 21

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-2A, Class D, 5.97% 2022[3,7]	$3,300	$3,251
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class B, 3.29% 2022[3,7]	4,885	4,909
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class B, 3.03% 2025[3,7]	2,160	2,165
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 2025[3,7]	4,460	4,599
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[3,7]	8,130	8,648
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48% 2027[7]	15,000	15,107
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[3,7]	1,169	1,174
Textainer Marine Containers Ltd., Series 2020-2A, Class B, 3.34% 2045[3,7]	3,405	3,389
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[3,7]	11,490	11,439
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[3,7]	4,753	4,770
		173,155
Mortgage-backed obligations 2.59% Collateralized mortgage-backed obligations (privately originated) 2.04%
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,6,7]	1,722	1,739
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,6,7]	1,043	1,045
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[3,6,7]	16,411	16,614
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.009% 2053[3,6,7]	7,191	7,200
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.106% 2023[3,6,7]	2,968	2,980
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[3,7]	12,054	12,117
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.80% 2055[3,6,7,8]	17,076	17,076
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.259% 2051[3,6,7]	10,000	10,010
VM Fund I, LLC 8.625% 2028[3,7,8]	60,000	58,471
		127,252
Commercial mortgage-backed securities 0.29%
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[7]	655	712
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[3,7]	11,522	11,678
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.359% 2049[3,6,7]	1,500	1,503
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.545% 2058[6,7]	4,000	4,209
		18,102
Federal agency mortgage-backed obligations 0.26%
Government National Mortgage Assn. Pool #MA7052 2.50% 2050[7]	15,553	16,067
Total mortgage-backed obligations		161,421
Municipals 1.62% Florida 0.48%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	15,075	15,221
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	14,910	14,910
		30,131
Washington 0.43%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 2036[3]	26,000	26,836
Illinois 0.34%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 5.182% 2021	2,495	2,562
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	2,545	2,910
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	55	64
American Funds Strategic Bond Fund — Page 13 of 21

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	$760	$898
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[3]	1,780	2,263
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	100	120
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	950	986
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	13,690	4,425
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 2026	6,385	6,680
		20,908
California 0.27%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	5,000	5,003
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	5,400	5,354
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	6,450	6,159
		16,516
South Carolina 0.06%
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	2,085	2,385
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	1,200	1,404
		3,789
Puerto Rico 0.02%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	1,550	1,554
New Jersey 0.02%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	987	1,265
Total municipals		100,999
Federal agency bonds & notes 0.28%
Fannie Mae 0.875% 2030	19,166	17,764
Total bonds, notes & other debt instruments (cost: $5,908,248,000)		5,791,518
Common stocks 0.01% Consumer discretionary 0.01%	Shares
MYT Holding Co., Class B8,9	130,350	730
NMG Parent LLC[9]	967	68
NMG Parent LLC[3,8,9,10]	182	10
		808
Total common stocks (cost: $1,013,000)		808
Preferred securities 0.01% Consumer discretionary 0.01%
MYT Holding LLC, Series A, preferred shares	264,634	269
Total preferred securities (cost: $237,000)		269
American Funds Strategic Bond Fund — Page 14 of 21

unaudited
Rights & warrants 0.00% Consumer discretionary 0.00%	Shares	Value (000)
NMG Parent LLC, warrants, expire 2027[8,9]	4,602	$17
Total rights & warrants (cost: $28,000)		17
Short-term securities 5.35% Money market investments 5.35%
Capital Group Central Cash Fund 0.08%[11,12]	3,331,997	333,233
Total short-term securities (cost: $333,215,000)		333,233
Total investment securities 98.31% (cost: $6,242,741,000)		6,125,845
Other assets less liabilities 1.69%		105,156
Net assets 100.00%		$6,231,001
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 3/31/2021[14] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
90 Day Euro Dollar Futures	Long	48,599	December 2022	$12,149,750	$12,089,001	$(9,170)
5 Year Euro-Bobl Futures	Short	6,413	June 2021	€(641,300)	(1,015,872)	(984)
5 Year U.S. Treasury Note Futures	Long	9,468	July 2021	$946,800	1,168,336	(5,614)
10 Year U.S. Treasury Note Futures	Long	3,390	June 2021	339,000	443,878	(5,188)
10 Year Ultra U.S. Treasury Note Futures	Short	6,690	June 2021	(669,000)	(961,269)	29,912
20 Year U.S. Treasury Bond Futures	Long	1,304	June 2021	130,400	201,590	(7,881)
30 Year Euro-Buxl Futures	Long	1,097	June 2021	€109,700	265,061	(2,458)
						$(1,383)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2021 (000)
Purchases (000)	Sales (000)
CAD193,061	NZD210,000	HSBC Bank	4/8/2021	$6,967
NZD102,000	CAD89,892	Morgan Stanley	4/8/2021	(296)
USD214,076	AUD279,200	Standard Chartered Bank	4/9/2021	1,996
MXN1,290,500	USD62,247	Morgan Stanley	4/9/2021	828
USD3,809	SEK32,500	JPMorgan Chase	4/9/2021	88
USD5,472	GBP3,959	Barclays Bank PLC	4/9/2021	14
USD4,431	SGD5,945	Citibank	4/9/2021	12
JPY2,277,185	USD21,050	Citibank	4/9/2021	(482)
USD93,941	MXN2,003,866	HSBC Bank	4/9/2021	(4,001)
NOK959,800	EUR95,054	Goldman Sachs	4/12/2021	720
IDR2,340,400,000	USD160,137	Citibank	4/13/2021	838
USD160,985	IDR2,340,400,000	Citibank	4/13/2021	10
USD14,721	CLP10,558,000	Standard Chartered Bank	4/16/2021	64
USD191,020	CNH1,245,200	HSBC Bank	4/19/2021	1,622
JPY1,831,000	EUR14,117	Standard Chartered Bank	4/19/2021	(22)
EUR4,448	MXN110,000	Citibank	4/19/2021	(152)
American Funds Strategic Bond Fund — Page 15 of 21

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2021 (000)
Purchases (000)	Sales (000)
JPY11,763,839	USD107,922	Citibank	4/19/2021	$(1,656)
RUB8,750,000	USD117,537	Goldman Sachs	4/20/2021	(2,112)
USD97,267	GBP71,425	Morgan Stanley	4/21/2021	(1,207)
USD59,870	ZAR906,875	Goldman Sachs	4/21/2021	(1,393)
USD8,229	KRW9,269,600	Citibank	4/23/2021	39
EUR58,395	USD69,370	HSBC Bank	4/26/2021	(853)
USD21,127	BRL117,230	Citibank	4/27/2021	333
USD9,883	INR720,000	Barclays Bank PLC	4/27/2021	71
MXN2,564,900	USD118,955	Morgan Stanley	6/10/2021	5,541
MXN2,564,900	USD120,971	HSBC Bank	6/10/2021	3,524
USD61,351	COP218,224,000	Morgan Stanley	6/10/2021	1,872
USD177,329	MXN3,648,900	Citibank	6/10/2021	219
USD126,550	PHP6,192,100	HSBC Bank	6/10/2021	(755)
USD123,349	PHP6,036,700	JPMorgan Chase	6/10/2021	(761)
USD122,303	MXN2,539,000	Morgan Stanley	6/10/2021	(936)
USD158,757	IDR2,340,400,000	Citibank	6/10/2021	(1,492)
COP375,840,800	USD104,065	Citibank	6/10/2021	(1,626)
COP403,583,200	USD113,077	Barclays Bank PLC	6/10/2021	(3,077)
				$3,937
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 3/31/2021 (000)
2.5775%	U.S. EFFR	7/16/2022	$228,977	$5,812	$—	$5,812
2.10125%	U.S. EFFR	1/12/2023	36,000	1,289	—	1,289
2.045%	3-month USD-LIBOR	3/24/2023	53,800	1,875	—	1,875
2.55%	U.S. EFFR	4/26/2023	50,000	2,507	—	2,507
2.5815%	U.S. EFFR	5/25/2023	96,000	5,038	—	5,038
1.8875%	3-month USD-LIBOR	6/7/2023	33,600	1,049	—	1,049
1.569%	3-month USD-LIBOR	7/6/2023	40,500	983	—	983
1.615%	3-month USD-LIBOR	8/18/2023	73,000	1,803	—	1,803
3-month USD-LIBOR	3.09009%	10/31/2023	58,020	(4,040)	—	(4,040)
2.42%	3-month USD-LIBOR	11/18/2023	50,000	1,945	—	1,945
0.204%	U.S. EFFR	2/26/2024	988,000	(3,223)	—	(3,223)
0.2405%	U.S. EFFR	3/1/2024	466,800	(1,061)	—	(1,061)
U.S. EFFR	0.11%	5/18/2024	587,300	4,151	—	4,151
6.23%	28-day MXN-TIIE	3/28/2025	MXN1,051,500	774	—	774
3-month USD-LIBOR	1.867%	7/11/2025	$84,400	(1,802)	—	(1,802)
(0.445)%	6-month EURIBOR	12/3/2025	€448,100	(2,447)	—	(2,447)
(0.452)%	6-month EURIBOR	12/3/2025	448,100	(2,622)	—	(2,622)
3-month SEK-STIBOR	0.154%	2/5/2026	SKr958,800	778	—	778
3-month SEK-STIBOR	0.159%	2/8/2026	961,800	761	—	761
3-month SEK-STIBOR	0.1625%	2/8/2026	957,200	738	—	738
3-month SEK-STIBOR	0.175%	2/9/2026	1,501,900	1,056	—	1,056
3-month SEK-STIBOR	0.179%	2/9/2026	750,800	511	—	511
3-month SEK-STIBOR	0.185%	2/11/2026	753,100	492	—	492
American Funds Strategic Bond Fund — Page 16 of 21

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 3/31/2021 (000)
3-month SEK-STIBOR	0.189%	2/11/2026	SKr753,100	$475	$—	$475
5.39%	28-day MXN-TIIE	3/6/2026	MXN390,000	(542)	—	(542)
5.395%	28-day MXN-TIIE	3/6/2026	1,310,000	(1,807)	—	(1,807)
5.43%	28-day MXN-TIIE	3/10/2026	660,000	(865)	—	(865)
5.455%	28-day MXN-TIIE	3/11/2026	255,000	(321)	—	(321)
5.4167%	28-day MXN-TIIE	3/11/2026	780,000	(1,047)	—	(1,047)
5.55%	28-day MXN-TIIE	3/12/2026	250,000	(264)	—	(264)
5.50%	28-day MXN-TIIE	3/12/2026	330,000	(384)	—	(384)
5.6275%	28-day MXN-TIIE	3/12/2026	505,000	(450)	—	(450)
5.63%	28-day MXN-TIIE	3/13/2026	256,000	(227)	—	(227)
5.62%	28-day MXN-TIIE	3/13/2026	385,000	(350)	—	(350)
5.6412%	28-day MXN-TIIE	3/13/2026	579,000	(499)	—	(499)
6.20%	28-day MXN-TIIE	3/19/2026	283,000	94	—	94
6.17%	28-day MXN-TIIE	3/19/2026	286,000	77	—	77
6.105%	28-day MXN-TIIE	3/19/2026	274,000	35	—	35
6.08%	28-day MXN-TIIE	3/19/2026	292,000	22	—	22
6.05%	28-day MXN-TIIE	3/19/2026	286,500	3	—	3
6.03%	28-day MXN-TIIE	3/19/2026	1,305,000	(44)	—	(44)
6.08%	28-day MXN-TIIE	3/20/2026	282,500	21	—	21
6-month JPY-LIBOR	0.1277%	3/24/2026	¥500,000	(26)	—	(26)
6-month JPY-LIBOR	(0.0823)%	7/11/2026	1,200,000	59	—	59
2.91%	3-month USD-LIBOR	2/1/2028	$19,100	963	—	963
2.908%	3-month USD-LIBOR	2/1/2028	19,100	961	—	961
2.925%	3-month USD-LIBOR	2/1/2028	15,300	783	—	783
2.92%	3-month USD-LIBOR	2/2/2028	14,500	737	—	737
3-month USD-LIBOR	1.1655%	3/4/2028	199,000	3,635	—	3,635
U.S. EFFR	2.438%	1/11/2029	44,000	(3,665)	—	(3,665)
28-day MXN-TIIE	6.95%	3/22/2030	MXN636,500	(513)	—	(513)
3-month USD-LIBOR	2.679%	4/14/2030	$4,800	(409)	—	(409)
U.S. EFFR	0.666%	11/19/2030	153,800	12,367	—	12,367
3-month USD-LIBOR	2.35%	3/24/2031	11,700	(629)	—	(629)
3-month USD-LIBOR	2.22%	6/7/2031	7,300	(269)	—	(269)
3-month USD-LIBOR	1.8929%	7/6/2031	8,700	(35)	—	(35)
3-month USD-LIBOR	1.87%	8/18/2031	15,500	14	—	14
3-month USD-LIBOR	2.57%	11/18/2031	11,000	(644)	—	(644)
3-month USD-LIBOR	2.986%	2/1/2038	9,200	(240)	—	(240)
3-month USD-LIBOR	2.9625%	2/1/2038	11,400	(276)	—	(276)
3-month USD-LIBOR	2.963%	2/1/2038	11,500	(279)	—	(279)
3-month USD-LIBOR	2.967%	2/2/2038	8,900	(219)	—	(219)
3.1675%	3-month USD-LIBOR	9/27/2048	29,000	6,031	—	6,031
U.S. EFFR	0.6193%	4/6/2050	12,600	3,942	—	3,942
U.S. EFFR	0.60602%	4/6/2050	5,800	1,832	—	1,832
U.S. EFFR	0.61692%	4/6/2050	5,200	1,630	—	1,630
6-month EURIBOR	0.0897%	6/4/2050	€16,100	2,077	—	2,077
6-month EURIBOR	0.006%	12/3/2050	74,200	11,770	—	11,770
6-month EURIBOR	0.0175%	12/3/2050	74,200	11,483	—	11,483
6-month EURIBOR	0.068%	1/15/2051	39,980	5,519	—	5,519
					$—	$66,893
American Funds Strategic Bond Fund — Page 17 of 21

unaudited
Swap contracts  (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium received (000)	Unrealized appreciation (depreciation) at 3/31/2021 (000)
CDX.NA.HY.35	5.00%/Quarterly	12/20/2025	$142,897	$(13,005)	$(13,574)	$569
ITRXEUR.IG.35	1.00%/Quarterly	6/20/2026	1,000	(30)	(28)	(2)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	317,366	(28,306)	(27,992)	(314)
CDX.NA.IG.36	1.00%/Quarterly	6/20/2026	410,795	(9,603)	(8,903)	(700)
					$(50,497)	$(447)
Investments in affiliates12

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 3/31/2021 (000)	Dividend income (000)
Short-term securities 5.35%
Money market investments 5.35%
Capital Group Central Cash Fund 0.08%[11]	$551,579	$1,537,429	$1,755,775	$—[15]	$—[15]	$333,233	$94
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $141,200,000, which represented 2.27% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,240,806,000, which represented 19.91% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $9,214,000, which represented .15% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $76,304,000, which represented 1.22% of the net assets of the fund.
[9]	Security did not produce income during the last 12 months.
[10]	Value determined using significant unobservable inputs.
[11]	Rate represents the seven-day yield at 3/31/2021.
[12]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Strategic Bond Fund — Page 18 of 21

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $7,413,795,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $1,235,011,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $8,489,350,000 and $639,020,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
American Funds Strategic Bond Fund — Page 19 of 21

unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$2,705,902	$—	$2,705,902
Corporate bonds, notes & loans	—	1,875,608	—	1,875,608
Bonds & notes of governments & government agencies outside the U.S.	—	756,669	—	756,669
Asset-backed obligations	—	173,155	—	173,155
Mortgage-backed obligations	—	161,421	—	161,421
Municipals	—	100,999	—	100,999
Federal agency bonds & notes	—	17,764	—	17,764
Common stocks	—	798	10	808
Preferred securities	—	269	—	269
Rights & warrants	—	17	—	17
Short-term securities	333,233	—	—	333,233
Total	$333,233	$5,792,602	$10	$6,125,845
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$29,912	$—	$—	$29,912
Unrealized appreciation on open forward currency contracts	—	24,758	—	24,758
Unrealized appreciation on interest rate swaps	—	96,092	—	96,092
Unrealized appreciation on credit default swaps	—	569	—	569
Liabilities:
Unrealized depreciation on futures contracts	(31,295)	—	—	(31,295)
Unrealized depreciation on open forward currency contracts	—	(20,821)	—	(20,821)
Unrealized depreciation on interest rate swaps	—	(29,199)	—	(29,199)
Unrealized depreciation on credit default swaps	—	(1,016)	—	(1,016)
Total	$(1,383)	$70,383	$—	$69,000
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Strategic Bond Fund — Page 20 of 21

unaudited
Key to abbreviations and symbols
AUD = Australian dollars	INR = Indian rupees
Auth. = Authority	JPY/¥ = Japanese yen
BRL = Brazilian reais	KRW = South Korean won
CAD = Canadian dollars	LIBOR = London Interbank Offered Rate
CLP = Chilean pesos	MXN = Mexican pesos
CNH/CNY = Chinese yuan renminbi	NOK = Norwegian kroner
COP = Colombian pesos	NZD = New Zealand dollars
Dev. = Development	PHP = Philippine pesos
Econ. = Economic	Rev. = Revenue
EFFR = Effective Federal Funds Rate	RUB = Russian rubles
EUR/€ = Euros	SEK/SKr = Swedish kronor
EURIBOR = Euro Interbank Offered Rate	SGD = Singapore dollars
Facs. = Facilities	SOFR = Secured Overnight Financing Rate
Fin. = Finance	STIBOR = Stockholm Interbank Offered Rate
G.O. = General Obligation	TIIE = Equilibrium Interbank Interest Rate
GBP/£ = British pounds	USD/$ = U.S. dollars
GHS = Ghanaian cedi	ZAR = South African rand
IDR = Indonesian rupiah
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-112-0521O-S78157	American Funds Strategic Bond Fund — Page 21 of 21